1900 K Street, N.W.
Washington, DC 20006
+1 202 261 3300 Main
+1 202 261 3333 Fax
www.dechert.com

STEPHEN T. COHEN

Stephen.cohen@dechert.com
+1 202 261 3304 Direct
+1 202 261 3024 Fax

September 18, 2019

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:          UBS Series Funds (the “Registrant”)
File Nos. 333-52965 and 811-08767

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended (“1933 Act”), are exhibits containing interactive data format risk/return summary information relating to UBS RMA Government Money Market Fund, UBS Liquid Assets Government Fund and UBS Ultra Short Income Fund (collectively, the “Funds”). The interactive data filing relates to the Prospectuses filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(c) of the 1933 Act on August 30, 2019.

No fee is required in connection with this filing.  Please direct any questions concerning the filing to the undersigned at 202.261.3304 or to Keith A. Weller, Deputy General Counsel, UBS Asset Management (Americas) Inc. at 312.525.7240.

Very truly yours,

/s/ Stephen T. Cohen

Stephen T. Cohen